Private Placement (Details) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 13, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Share price per share (in Dollars per share)	$ 10	$ 10
Proceeds from sale of Private Placement Shares		$ 0	$ 5,090,000	$ 5,090,000	$ 0
Private Placement [Member]
Class of Stock [Line Items]
Share price per share (in Dollars per share)		$ 10		$ 10
Proceeds from sale of Private Placement Shares		$ 5,090,000
Private Placement [Member] | Sponsor [Member]
Class of Stock [Line Items]
Purchased an aggregate shares	509,000
Share price per share (in Dollars per share)	$ 10
Proceeds from sale of Private Placement Shares	$ 5,090,000
Share price per share	$ 10